Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2025
Stock Incentive Plans [Abstract]
Schedule of Stock Option Activity

Stock option activity under the Plan was as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	3,790,702	$1.04	5.98
Granted	2,581,138	0.66
Exercised	(15,006)	-
Forfeited / Expired	(140,307)	2.64
Outstanding at December 31, 2025	6,216,527	2.47	5.86
Exercisable at December 31, 2025	3,777,531	$3.64	3.41

Schedule of Fair Value of Options Granted	The range of weighted average assumptions used to calculate the fair value of the options granted during the year ended December 31, 2025, were as follows:
December 31, 2025
Stock Price	$0.66-1.34
Expected term (years)	4.2-5.0
Volatility	75%
Risk-Free Rate	3.74-3.84%

Schedule of RSU activity Under the Plan

RSU activity under the Plan was as follows:

	Number of RSUs	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2024	-	$-
Granted	695,034	1.60
Vested	(91,454)	1.60
Forfeited	(3,580)	1.60
Unvested at December 31, 2025	600,000	$1.60